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MainStay CBRE Real Estate Fund
MainStay CBRE Real Estate Fund

MAINSTAY FUNDS TRUST

MainStay CBRE Real Estate Fund

(the “Fund”)

Supplement dated December 11, 2020 (“Supplement”) to the Summary Prospectus and Prospectus,

each dated August 31, 2020, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectus and Prospectus.

At a meeting held on December 9-10, 2020, the Board of Trustees of MainStay Funds Trust considered and approved changes to the Fund’s primary and secondary benchmarks. Accordingly, the following changes will take effect on December 31, 2020:

1.	The first paragraph in the section entitled “Past Performance” of the Summary Prospectus and Prospectus with respect to the Fund is deleted in its entirety and replaced with the following:

Past Performance

The following bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) compare to those of two broad-based securities market indices and a tiered index. The Fund has selected the FTSE Nareit All Equity REITs Index as its primary benchmark as a replacement for the MSCI U.S. REIT® Index because it believes that the FTSE Nareit All Equity REITs Index is more reflective of its current investment style. The FTSE Nareit All Equity REITs Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the index include all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property. The Fund has selected a tiered benchmark as its secondary benchmark. The returns for the tiered benchmark represent the returns of the MSCI U.S. REIT® Index prior to January 1, 2021 and the returns of the FTSE Nareit All Equity REITs Index thereafter. The MSCI U.S. REIT® Index is a free float-adjusted market capitalization weighted index that is comprised of equity REITs. The MSCI U.S. REIT® Index is based on the MSCI USA Investable Market Index, its parent index, which captures the large, mid and small cap segments of the U.S. market. Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylinvestments.com/funds for more recent performance information.

2.	In the section entitled “Past Performance” of the Summary Prospectus and Prospectus with respect to the Fund, the table entitled “Average Annual Total Returns” is deleted in its entirety and replaced with the following:

As of September 30, 2020, the Class I shares of the Fund had a year to date return of -16.44%.
Average Annual Total Returns (for the periods ended December 31, 2019)
Average Annual Returns - MainStay CBRE Real Estate Fund	1 Year	5 Years	10 Years	Inception Date
Class A	20.42%	4.28%	10.12%	Dec. 20, 2002
Class C	25.88%	4.76%	9.91%	Jan. 17, 2003
Class I	28.19%	5.93%	11.10%	Dec. 31, 1996
Class R3	27.61%	5.27%	9.65%	Aug. 05, 2011
Class R6	28.39%	6.01%	7.40%	Jul. 03, 2014
After Taxes on Distributions | Class A	15.32%	0.01%	7.30%
After Taxes on Distributions and Sale of Fund Shares | Class A	14.53%	2.45%	7.56%
FTSE Nareit All Equity REITs Index (reflects no deductions for fees, expenses, or taxes)	28.66%	8.43%	12.59%
CBRE Real Estate Tiered Index (reflects no deductions for fees, expenses, or taxes)	25.84%	7.03%	11.93%
MSCI U.S. REIT® Index (reflects no deductions for fees, expenses, or taxes)	25.84%	7.03%	11.93%

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.